R
                                       N
                                        C

                                   MUTUAL FUND
                                   GROUP, INC

                                TABLE OF CONTENTS


RNC MONEY MARKET FUND
         Shareholder Letter ...............................................    2
         Investment Portfolio .............................................    3
         Statement of Assets and Liabilities ..............................    5
         Statement of Operations ..........................................    6
         Statement of Changes in Net Assets ...............................    7
         Financial Highlights .............................................    8

RNC EQUITY FUND
         Shareholder Letter ...............................................    9
         Investment Portfolio .............................................   11
         Statement of Assets and Liabilities ..............................   14
         Statement of Operations ..........................................   15
         Statement of Changes in Net Assets ...............................   16
         Financial Highlights .............................................   17

RNC MUTUAL FUND GROUP, INC ................................................
         Notes to Financial Statements ....................................   18
         Report to Independent Certified Public Accountants ...............   21

                             RNC MONEY MARKET FUND



Dear Shareholder:

   We are pleased to present the annual report on the operations of the RNC Money Market Fund for the year ended September 30, 1997. Your Fund has continued to exhibit a strong performance record. We sincerely appreciate the confidence you have placed in your Fund's management and extend a special welcome to all new shareholders.

   The average dollar-weighted portfolio maturity of your Fund on September 30, 1997 was 61 days. Purchases continue to be high quality, highly liquid investments which allow adjustment to the portfolio's maturity in the event of a change in the interest rate forecast. Each issue is monitored to assure that it meets our demanding standards of creditworthiness.

   The Fund's portfolio diversification and maturity range will continue to be adjusted based upon the interest rate forecast under fluctuating market conditions.

   We assure you of our continuing dedication to achieve superior investment results, and look forward to continued service to you. If you have any questions concerning your investment, please feel free to contact us.

   Sincerely,



/s/ ERIC M. BANHAZL                          /s/ DANIEL J. GENTER

ERIC M. BANHAZL                              DANIEL J. GENTER
President                                    President
RNC Money Market Fund                        RNC Capital Management Co.
2

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at September 30, 1997
------------------------------------------------------------------------------------------------------------------
Principle Amount     COMMERCIAL PAPER: 50.5%                                                          Market Value
------------------------------------------------------------------------------------------------------------------
  $1,000,000         Allomon Funding Corp., 5.57%, 10/6/97...................................            $ 999,226
   2,000,000         APC Funding Corp., 5.55%, 10/2/97.......................................            1,999,692
   1,000,000         Banca CRT Financial Corp., 5.82%, 10/1/97...............................            1,000,000
   1,000,000         Bankers Trust New York Corp., 5.58%, 3/30/98............................              972,100
   2,000,000         Barton Capital Corp., 5.53%, 11/3/97....................................            1,989,862
   1,000,000         Cooperative Association of Tractor Dealers "B", 5.55%, 11/19/97.........              992,446
   1,500,000         Korea Development Bank, 5.75%, 10/23/97.................................            1,494,729
   1,327,000         KZH Holding Corp. (Crescent), 5.56%, 10/1/97............................            1,327,000
   2,000,000         Merrill Lynch & Co., 5.56%, 1/5/98......................................            1,970,347
   2,000,000         Omnibus Funding Corp., 5.55%, 10/10/97..................................            1,997,225
   1,800,000         Repeat Offering Securitisation Entity, Inc. Funding Co., 5.56%,
                        11/28/97.............................................................            1,783,876
   2,000,000         Triple A-One Funding Corp., 5.55%, 10/9/97..............................            1,997,533
   2,000,000         Twin Towers Inc., 5.54%, 10/16/97.......................................            1,995,383
   2,000,000         Woodstreet Funding Corp., 5.55%, 10/29/97...............................            1,991,367
                                                                                                       -----------
                                                                                                        22,510,786
                                                                                                       -----------
                     FEDERAL AGENCY SECURITIES: 2.6%
------------------------------------------------------------------------------------------------------------------
   1,170,000         Federal National Mortgage Association, 5.22%, 7/10/98...................            1,165,140
                                                                                                       -----------

                     CORPORATE BONDS: 18.3%
------------------------------------------------------------------------------------------------------------------
     500,000         Aristar Inc., 8.125%, 12/1/97...........................................              501,590
   1,000,000         Carnival Cruise Lines, 5.75%, 3/15/98...................................              998,212
     810,000         Caterpillar Financial Services Corp., 8.22%, 4/15/98....................              818,788
     815,000         Fleet Financial Group, 7.25%, 10/15/97..................................              815,489
   1,000,000         Ford Motor Credit Company, 8.90%, 2/12/98...............................            1,010,142
   1,000,000         International Lease Finance Corp., 7.50%, 1/15/98.......................            1,004,600
     500,000         Key Bank, N.A., 6.05%, 4/6/98...........................................              500,337
     750,000         NationsBank Corp., 6.625%, 1/15/98......................................              751,592
   1,000,000         Paccar Financial Corp., 7.14%, 3/20/98..................................            1,004,706
     750,000         Temple-Inland, Inc., 9.00%, 4/20/98.....................................              762,144
                                                                                                       -----------
                                                                                                         8,167,600
                                                                                                       -----------
See accompanying notes to financial statements.
                                                                               3

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at September 30, 1997, continued
------------------------------------------------------------------------------------------------------------------
                     FLOATING RATE NOTES: 9.1%*
------------------------------------------------------------------------------------------------------------------
  $1,000,000         PNC Bank, N.A., 5.65%, 4/24/98..........................................            $ 999,831
   1,070,000         Student Loan Marketing Association, 5.57%, 1/21/98......................            1,070,117
   2,000,000         Student Loan Marketing Association, 5.52%, 2/17/98......................            2,000,000
                                                                                                       -----------
                                                                                                         4,069,948
                                                                                                       -----------
                     CERTIFICATES OF DEPOSIT: 2.3%
------------------------------------------------------------------------------------------------------------------
   1,000,000         Bankers Trust New York Corp., 6.00%, 7/7/98.............................            1,000,557
                                                                                                       -----------

                     REPURCHASE AGREEMENT: 17.0%
------------------------------------------------------------------------------------------------------------------
   7,576,000         Seattle Northwest Government Repurchase  Agreement,  6.10%,
                     dated 9/30/97,  due 10/1/97,  collateralized  by $7,732,450
                     Federal Home Loan Mortgage Corporation, 7.125%, due 7/21/99
                     (proceeds $7,577,284)...................................................            7,576,000
                                                                                                       -----------

                     Total investment portfolio: 99.8%.......................................           44,490,031
                     Other assets less liabilities: 0.2%.....................................               79,602
                                                                                                       -----------
                     Net assets: 100.00%.....................................................          $44,569,633
                                                                                                       ===========

*Interest rates will fluctuate. Rates shown are in effect on September 30, 1997.

See accompanying notes to financial statements.
4

                             RNC MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - September 30, 1997
------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment portfolio (cost of $44,490,031).............................................          $44,490,031
      Cash...................................................................................                  791
      Interest receivable....................................................................              212,476
      Other assets...........................................................................               41,644
                                                                                                       -----------
                  Total assets...............................................................           44,744,942
                                                                                                       -----------

LIABILITIES:
      Dividends payable......................................................................              166,043
      Investment advisory fees...............................................................                8,998
      Other accrued expenses.................................................................                  268
                                                                                                       -----------
                  Total liabilities..........................................................              175,309
                                                                                                       -----------

NET ASSETS (equivalent to $1.00 per share based on 44,569,555 shares
      of capital stock outstanding...........................................................          $44,569,633
                                                                                                       ===========

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

STATEMENT OF OPERATIONS - For the Year Ended September 30, 1997
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income interest........................................................................          $ 2,429,194
                                                                                                       -----------

      Expenses:
            Advisory fees (Note 3)...........................................................              177,230
            Shareholders' Rule 12b-1 Plan expense (Note 3)...................................              108,067
            Administration fees (Note 3).....................................................               42,360
            Custodian fees...................................................................               25,118
            Registration expense.............................................................               23,999
            Professional fees................................................................               23,868
            Fund accounting expense..........................................................               23,824
            Audit fees.......................................................................               11,800
            Transfer agent fees..............................................................                9,690
            Directors' fees..................................................................                6,213
            Insurance expense................................................................                2,591
            Printing & other expenses........................................................                1,813
            Miscellaneous expenses...........................................................                5,857
                                                                                                       -----------
                  Total expenses.............................................................              462,430
                  Less: expenses waived (Note 3).............................................             (164,262)
                                                                                                       -----------
                  Net expenses...............................................................              298,168
                                                                                                       -----------

            Net investment income ...........................................................            2,131,026
                                                                                                       -----------

            Net increase in net assets resulting from operations ............................          $ 2,131,026
                                                                                                       ===========

See accompanying notes to financial statements.
6

                             RNC MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                            For the Year Ended September 30, 1997
                                                                            -------------------------------------
                                                                                1997                1996
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations...................      $ 2,131,026          $ 1,551,704
                                                                             -----------          -----------

Distributions to shareholders from net investment income...............       (2,131,026)          (1,551,704)
                                                                             -----------          -----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold........................................      168,807,286          127,532,902
      Proceeds from shares reinvested..................................          382,687              288,093
      Cost of shares redeemed..........................................     (162,364,004)        (121,143,373)
                                                                             -----------          -----------
            Total increase from capital share transactions.............        6,825,969            6,677,622
                                                                             -----------          -----------

            Total increase in net assets...............................        6,825,969            6,677,622

NET ASSETS:
Beginning of the period................................................       37,743,664           31,066,042
                                                                             -----------          -----------

End of period..........................................................      $44,569,633          $37,743,664
                                                                             ===========          ===========

CHANGE IN SHARES:
Shares sold ...........................................................      168,807,208          127,532,902
Shares reinvested......................................................          382,687              288,093
Shares redeemed........................................................     (162,364,004)        (121,143,373)
                                                                             -----------          -----------
Net increase...........................................................        6,825,891            6,677,622
                                                                             ===========          ===========

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
-----------------------------------------------------------------------------------------------------------------
                                                                       For the Year Ended September 30,
                                                                       --------------------------------

                                                             1997        1996        1995        1994       1993
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........             $1.000      $1.000     $1.000      $1.000      $1.000
                                                            ------      ------     ------      ------      ------

Income from investment operations:
      Net investment income....................               .049        .047       .051        .032        .026

Less distributions:
      From net investment income...............              (.049)      (.047)     (.051)      (.032)      (.026)

Net asset value at end of period...............             $1.000      $1.000     $1.000      $1.000      $1.000
                                                            ======      ======     ======      ======      ======

Total return...................................              5.01%       4.70%      5.10%       3.20%       2.65%

Ratios/supplemental data:

Net assets, end of period (000's)..............             $44,570    $37,744     $31,066     $43,686    $29,527

Ratio of expenses to average net assets........              0.70%       0.90%      0.80%       0.70%       0.70%

Ratio of net investment income to
      average net assets.......................              4.90%       4.70%      5.00%       3.20%       2.60%

See accompanying notes to financial statements.
8

                                 RNC EQUITY FUND


Dear Shareholders,

    We are pleased to present the annual report on the operations of the RNC Equity Fund for the year ended September 30, 1997. We sincerely appreciate the confidence you have placed in your Fund's management and extend a special welcome to all new shareholders.

    Your Fund has continued to exhibit a strong performance record for the Fund's first eleven months. We just ended our first fiscal year (September 30, 1997) virtually fully invested with a return of 23.8% since the inception date of November 1, 1996. The fund has also appreciated a respectable 21.7% from April 1 to September 30, 1997.

    The equity market during the past fiscal year has enjoyed a substantial rise. Basically, the underlying fundamentals of an expanding economy, rising corporate profits, low inflation, declining interest rates and an ever watchful but neutral Federal Reserve have all combined to stimulate higher equity prices. However, as the calendar year has progressed, the equity market has become increasingly volatile. So far, within the span of the past six months, the market has undergone an almost 10% correction from highs achieved earlier in the year. Following this correction, the market rotated away from large cap issues towards smaller caps and technology issues while staging a dramatic surge to significant new highs by mid-August. As it became increasingly apparent that the Federal Reserve's intention was to only tighten once in what has been labeled an "insurance hike," rising earnings and rising valuations fueled the market. Over the next several months we expect the market to remain unusually volatile. We still envision an expanding economy albeit at a somewhat slower rate but an expansion that continues to be characterized by rising profits and low inflation and even lower interest rates. Basically, more of the same as this year but with higher volatility and a likely total return expectation which would compare with historical market returns of low double-digits.

    Throughout this difficult but still rewarding period, we have remained fully invested while maintaining a focus on high quality, liquid, large cap, fundamentally sound companies within broadly diversified industry groups. Our turnover has been low, although, we have not hesitated to sell issues where disappointment in the fundamentals was severe enough to invalidate the long term investment thesis under which these stocks were initially purchased. Proceeds from these sales have been used to upgrade the portfolio with the inclusion of industry dominant companies with consistently rising earnings, selling at reasonable valuations such a Carnival Cruise Lines, Halliburton and Tyco International. Additional portfolio changes will continue to emphasize value, risk control and diversification. Our value orientation is reinforced by a portfolio P/E (price/earnings) that is consistently below the market and a yield that is consistently greater than the market. This overall structure plus our emphasis on industry leadership companies with consistently rising earnings will continue to serve our shareholders well in both up and down markets. Our goal remains as always above average long term appreciation consistent with reasonable and acceptable stock market risk.

    We assure you of our continuing dedication to achieve superior investment results, and look forward to continued service to you. If you have any questions concerning your investment, please feel free to contact us.

    Sincerely,

/s/ ERIC M. BANHAZL                          /s/ DANIEL J. GENTER

ERIC M. BANHAZL                              DANIEL J. GENTER
President                                    President
RNC Equity Fund                              RNC Capital Management Co.

                                 RNC EQUITY FUND


            Comparison of the change in value of a $10,000 investment
                  in the RNC Equity Fund and the S&P 500 Index

               Total Return
         Ended Septembet 30, 1997
     Inception (11/1/96).......23.75%
                                  [GRAPH HERE]




                           1-NOV-96   31-DEC-96  31-MAR-97  30-JUN-97  30-SEP-97
                           --------   ---------  ---------  ---------  ---------
RNC Equity Fund              $10,000    $10,117    $10,223    $11,667    $12,375
S & P 500 Index              $10,000    $10,564    $10,849    $12,741    $13,682

Past performance is not predictive of future performance.

The RNC Equity Fund commenced operations on November 1, 1996 and therefore the portfolio return presented above covers only the eleven months of its existence. 10

                                 RNC EQUITY FUND

INVESTMENT PORTFOLIO at September 30, 1997
------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.9%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     Aerospace: 3.1%
       2,000         Boeing Company..........................................................            $ 108,875
                                                                                                       -----------

                     Banking: 9.3%
       2,200         Bank of New York Co.....................................................              105,600
       1,000         Chase Manhattan Corp....................................................              118,000
       1,700         Norwest Corp............................................................              104,125
                                                                                                       -----------
                                                                                                           327,725
                                                                                                       -----------
                     Beverages: 3.1%
       2,700         PepsiCo. Inc............................................................              109,519
                                                                                                       -----------

                     Capital Goods: 3.9%
       2,000         General Electric Co.....................................................              136,125
                                                                                                       -----------

                     Chemicals: 4.7%
         700         Dow Chemical Company....................................................               63,481
       2,600         Monsanto Company........................................................              101,400
                                                                                                         ---------
                                                                                                           164,881
                                                                                                       -----------
                     Computers & Peripherals: 7.5%
       1,500         Hewlett-Packard Company.................................................              104,344
       1,500         International Business Machines Corp....................................              158,906
                                                                                                       -----------
                                                                                                           263,250
                                                                                                       -----------
                     Computer Software & Services: 5.9%
       1,500         Avnet Inc...............................................................               95,344
       3,000         First Data Corp.........................................................              112,687
                                                                                                       -----------
                                                                                                           208,031
                                                                                                       -----------
                     Consumer Products: 9.2%
       1,800         Avon Products, Inc......................................................              111,600
       1,300         CPC International, Inc..................................................              120,412
       1,300         Procter & Gamble Company................................................               89,781
                                                                                                       -----------
                                                                                                           321,793
                                                                                                       -----------
                    Drugs: 8.9%
       1,900         Johnson & Johnson Company...............................................              109,487
       1,600         Pfizer, Inc.............................................................               96,100
       2,100         Schering-Plough Corp....................................................              108,150
                                                                                                       -----------
                                                                                                           313,737
                                                                                                       -----------

                                 RNC EQUITY FUND

INVESTMENT PORTFOLIO at September 30, 1997, continued
------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     Entertainment: 3.0%
       1,300         The Walt Disney Company.................................................            $ 104,813
                                                                                                       -----------

                     Financial Services: 3.1%
       1,600         Travelers, Inc..........................................................              109,200
                                                                                                       -----------

                     Insurance: 5.7%
       1,100         Hartford Financial Services Group.......................................               94,669
       1,400         Marsh & McLennan Companies..............................................              107,275
                                                                                                       -----------
                                                                                                           201,944
                                                                                                       -----------
                     Miscellaneous: 5.0%
       2,300         ITT Industries, Inc.....................................................               76,331
       1,200         Tyco International Ltd..................................................               98,475
                                                                                                       -----------
                                                                                                           174,806
                                                                                                       -----------
                     Oil Services: 3.5%
       2,400         Halliburton Company.....................................................              124,800
                                                                                                       -----------

                     Petroleum: 7.0%
       1,500         Chevron Corp............................................................              124,781
       2,000         Texaco, Inc.............................................................              122,875
                                                                                                       -----------
                                                                                                           247,656
                     Raw Materials: 2.1%
       1,200         PPG Industries..........................................................               75,225
                                                                                                       -----------

                     Recreational: 3.0%
       2,300         Carnival Corp., Class A.................................................              106,375
                                                                                                       -----------

                     Retailing: 4.6%
       1,200         May Department Stores Company...........................................               65,400
       1,700         Sears Roebuck & Company, Inc............................................               96,794
                                                                                                       -----------
                                                                                                           162,194
                     Telecommunications Services: 3.3%
       1,400         BellSouth Corp..........................................................               64,750
       1,100         GTE Corp................................................................               49,913
                                                                                                       -----------
                                                                                                           114,663
                                                                                                       -----------
                     Total Common Stocks (cost $2,930,063)...................................            3,375,612
                                                                                                       -----------

12

                                 RNC EQUITY FUND

INVESTMENT PORTFOLIO at September 30, 1997, continued
------------------------------------------------------------------------------------------------------------------
 Principal Amount    REPURCHASE AGREEMENT: 3.8%                                                       Market Value
------------------------------------------------------------------------------------------------------------------
    $132,000         Star Bank Repurchase Agreement, 5.45%, dated 9/30/97, due 10/1/97, collateralized by $138,375, GNMA, 6.5%, due 2/20/24, (proceeds
                     $132,019) (cost $132,000)...............................................            $ 132,000
                                                                                                       -----------

                     Total Investments: 99.7% (cost $3,062,063+).............................            3,507,612
                     Other Assets less Liabilities: 0.3%.....................................               10,456
                                                                                                       -----------
                     Total Net Assets: 100.0%................................................          $ 3,518,068
                                                                                                       ===========

+ Cost for Federal income tax purposes is $3,063,463.

Net unrealized appreciation consists of:

                     Gross unrealized appreciation...........................................            $ 444,640
                     Gross unrealized depreciation...........................................               (4,490)
                                                                                                       -----------
                           Net unrealized appreciation.......................................            $ 444,150
                                                                                                       ===========

                                 RNC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES - September 30, 1997
------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment portfolio (cost of $3,062,063)..............................................          $ 3,507,612
      Cash...................................................................................                  494
      Receivables:
            Securities sold..................................................................               66,831
            Dividends and interest...........................................................                4,113
      Deferred organizational costs, net (Note 2)............................................               32,000
      Other assets...........................................................................               13,071
                                                                                                       -----------
                  Total assets...............................................................            3,624,121
                                                                                                       -----------

LIABILITIES:
      Payable for fund shares redeemed.......................................................               35,705
      Due to Advisor (Note 3)................................................................               28,476
      Accrued 12b-1 expenses (Note 3)........................................................                1,865
      Other accrued expenses.................................................................               40,007
                                                                                                       -----------
                  Total liabilities..........................................................              106,053
                                                                                                       -----------

NET ASSETS  .................................................................................          $ 3,518,068
                                                                                                       ===========

      Net   asset   value,    offering   and   redemption    price   per   share
            ($3,518,068/236,864 shares outstanding; 500,000,000 shares
            authorized with $0.01 par value).................................................               $14.85
                                                                                                            ======

SOURCES OF NET ASSETS:
      Paid in capital........................................................................          $ 3,085,738
      Accumulated net investment income......................................................                5,645
      Accumulated net realized loss on investments...........................................              (18,864)
      Net unrealized appreciation of investments.............................................              445,549
                                                                                                       -----------
                  Net assets.................................................................          $ 3,518,068
                                                                                                       ===========

See accompanying notes to financial statements.
14

                                 RNC EQUITY FUND

STATEMENT OF OPERATIONS - For the Period November 1, 1996* through September 30, 1997
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends........................................................................             $ 28,276
            interest.........................................................................                6,463
                                                                                                         ---------
                  Total investment income....................................................               34,739
                                                                                                         ---------

      Expenses:
            Administration fees (Note 3).....................................................               36,494
            Professional fees................................................................               30,443
            Advisory fees (Note 3)...........................................................               17,621
            Audit fees.......................................................................               12,774
            Fund accounting expense..........................................................               11,147
            Transfer agent fees..............................................................                8,758
            Amortization of deferred organizational costs (Note 2-F).........................                7,116
            Custodian fees...................................................................                6,722
            Directors' fees..................................................................                6,071
            Shareholders' Rule 12b-1 Plan expense (Note 3)...................................                4,400
            Registration expense.............................................................                2,737
            Printing fees....................................................................                2,034
            Insurance expense................................................................                  593
            Miscellaneous expenses...........................................................                2,842
                                                                                                         ---------
                  Total expenses.............................................................              149,752
                  Less: expenses waived and reimbursed (Note 3)..............................             (120,658)
                                                                                                         ---------
                  Net expenses...............................................................               29,094
                                                                                                         ---------

            Net investment income ...........................................................                5,645
                                                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on investments.......................................................              (18,864)
      Net change in unrealized appreciation of investments...................................              445,549
                                                                                                         ---------
            Net realized and unrealized gain on investments..................................              426,685
                                                                                                         ---------

                  Net increase in Net Assets Resulting from Operations ......................            $ 432,330
                                                                                                         =========

*Commencement of operations.

See accompanying notes to financial statements.

                                 RNC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                              November 1, 1996*
                                                                                                   through
                                                                                             September 30, 1997
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................           $ 5,645
Net realized loss on investments...........................................................           (18,864)
Net change in unrealized appreciation of investments.......................................           445,549
                                                                                                  -----------
      Net increase in net assets resulting from operations.................................           432,330
                                                                                                  -----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold............................................................         3,240,812
      Cost of shares redeemed..............................................................          (155,074)
                                                                                                  -----------
            Total increase from capital share transactions.................................         3,085,738
                                                                                                  -----------

            Total increase in net assets...................................................         3,518,068
                                                                                                  -----------

NET ASSETS:

Beginning of the period....................................................................                 0
                                                                                                  -----------

End of period (including undistributed net investment income of $5,645)....................       $ 3,518,068
                                                                                                  ===========

CHANGE IN SHARES:
Shares sold ...............................................................................           248,230
Shares redeemed............................................................................           (11,366)
                                                                                                  -----------
      Net increase.........................................................................           236,864
                                                                                                  ===========

*Commencement of operations.

See accompanying notes to financial statements.
16

                                 RNC EQUITY FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
--------------------------------------------------------------------------------------------------------------
                                                                                             For the period
                                                                                          November 1, 1996* to
                                                                                           September 30, 1997
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...............................................            $12.00
                                                                                                 ------

Income from investment operations:
      Net investment income..........................................................               .02
      Net realized and unrealized gain on investments................................              2.83
                                                                                                 ------
Total from investment operations.....................................................              2.85
                                                                                                 ------

Net asset value at end of period.....................................................            $14.85
                                                                                                 ======

Total return.........................................................................             23.75%

Ratios/supplemental data:

Net assets, end of period (000's omitted)............................................            $3,518

Ratio of expenses to average net assets:
      Before expense reimbursement...................................................              8.50%
      After expense reimbursement....................................................              1.65%

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement...................................................             (6.53%)
      After expense reimbursement....................................................              0.32%

Portfolio turnover rate..............................................................             38.00%

Average commission rate paid per share...............................................            $0.2324

*Commencement of operations. All ratios for the period, except Total Return have been annualized.

See accompanying notes to financial statements.

                           RNC MUTUAL FUND GROUP, INC.


NOTES TO FINANCIAL STATEMENTS September 30, 1997
--------------------------------------------------------------------------------
1.    ORGANIZATION

      The RNC Mutual Fund Group, Inc. (the "Group"), is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company with two diversified funds: The RNC Equity Fund (the "Equity Fund") and the RNC Money Market Fund (the "Money Fund"), formerly the RNC Liquid Assets Fund, Inc. (collectively the "Funds"). The Equity Fund began operations on November 1, 1996. The investment objective of the Equity Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Money Fund's investment objective is high current income consistent with preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. For the Equity Fund short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

                  Short-term  portfolio securities for the Money Fund are valued using the amortized cost method, which approximates market value.

         B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1997, the Equity Fund had realized capital losses of $17,464 to offset future net capital gains through fiscal year ended 2005.

         C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
18

                           RNC MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
         D. Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the
               respective  agreements  mature.   Provisions  of  the  repurchase
               agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of collateral by the Funds may be delayed or limited.

         E. Expenses. Expenses that are related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are allocated to the Funds on the basis of relative net assets.

         F. Deferred Organization Costs. The Equity Fund has incurred expenses of $39,116 in connection with the organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Equity Fund commenced operations.

         G. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the period ended September 30, 1997, RNC Capital Management Co. (the "Advisor") provided the Funds with investment management services under an
Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Equity Fund and 0.41% based upon the average daily net assets for the Money Fund. For the period November 1, 1996 to September 30, 1997, the Equity Fund incurred $17,621 in advisory fees and the Money Fund incurred $177,230 for the fiscal year ended September 30, 1997. RNC voluntarily waived a portion of the Money Fund advisory fee, which amounted to $56,195 or 0.13% of the Money Fund's average daily net assets.

    The Funds are responsible for their own operating expenses. The Advisor may reduce its fees or make reimbursement to the Funds at any time in order to reduce the Funds' expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Funds' obligation are subject to reimbursement by the Funds provided the Funds are able to effect such reimbursement and remain in compliance with applicable laws. During the period ended September 30, 1997 the Advisor reimbursed the Equity Fund $120,658 in fees and expenses.

    Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the

                           RNC MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
Funds expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following rate:

         Under $40 million          $40,000
         $40 to $100 million        0.10% of average daily net assets
         $100 to $200 million       0.05% of average daily net assets
         Over $200 million          0.03% of average daily net assets

    First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor receives no fees for its services and is an affiliate of the Administrator.

    The Funds have adopted a Shareholder Rule 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Funds. The Equity Fund incurred $4,400 in Plan expenses for the period November 1, 1996 to September 30, 1997. Midvale Securities Corporation ("MSC"), an affiliate of the Adviser, waived all fees totaling $108,067 for the fiscal year ended September 30, 1997, in its capacity of Shareholder Servicing Agent for the Money Fund.

    Certain   officers  of  the  Fund  are  officers  and/or  directors  of  the
Administrator and Distributor.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and the proceeds from the sales of securities, other than short-term investments, for the period ended September 30, 1997 were $3,621,246 and $672,319, respectively for the Equity Fund.
20

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of RNC Mutual Fund Group, Inc.

We have audited the accompanying statement of assets and liabilities of the RNC Mutual Fund Group, Inc. composed of the RNC Money Market Fund and the RNC Equity Fund, including the investment portfolio, as of September 30, 1997, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RNC Money Market Fund and the RNC Equity Fund as of September 30, 1997, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented herein, in accordance with generally accepted accounting principles.


                                             TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
November 11, 1997

                                                           ANNUAL
                                                           REPORT
               ADVISER
      RNC Capital Management Co.
       11601 Wilshire Boulevard
              25th Floor
    Los Angeles, California 90025


              CUSTODIAN
           Star Bank, N.A.
          425 Walnut Street
        Cincinnati, Ohio 45202


            TRANSFER AGENT
     American Data Services, Inc.
     150 Motor Parkway, Suite 109                           R
      Hauppuage, New York 11788                              N
                                                              C

            LEGAL COUNSEL
 Paul, Hastings, Janofsky & Walker, LLP
  345 California Street, 29th Floor
   San Francisco, California 94104

                                                        MUTUAL FUND
               AUDITORS                                 GROUP, INC.
         Tait, Weller & Baker
  Eight Penn Center Plaza, Suite 800
   Philadelphia, Pennsylvania 19103